Commodities Derivatives - Schedule of Derivatives on the Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Total gain (loss) on unsettled derivatives	$ 948,001	$ 889,479	$ (2,631,474)	$ 804,408	$ 663,010	$ (850,374)
Total gain (loss) on settled derivatives	948,001	889,479	(2,631,474)	804,408	663,010	(850,374)
Net gain (loss) on derivatives	948,001	889,479	(2,631,474)	804,408	$ 663,010	$ (850,374)
Unsettled Derivatives [Member]
Total gain (loss) on unsettled derivatives	2,158,927	510,129	(1,114,524)	567,917
Total gain (loss) on settled derivatives	2,158,927	510,129	(1,114,524)	567,917
Net gain (loss) on derivatives	2,158,927	510,129	(1,114,524)	567,917
Settled Derivatives [Member]
Total gain (loss) on unsettled derivatives	(1,210,926)	379,350	(1,516,950)	236,491
Total gain (loss) on settled derivatives	(1,210,926)	379,350	(1,516,950)	236,491
Net gain (loss) on derivatives	$ (1,210,926)	$ 379,350	$ (1,516,950)	$ 236,491